UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811- 05215

Exact name of registrant as specified in charter: Putnam Tax Exempt Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund
The fund's portfolio
6/30/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
LOC -- Letter of Credit
MBIA -- MBIA Insurance Company
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.2%)(a)

	Rating(RAT)	Principal amount	Value

Alabama (2.5%)
Jefferson Cnty., Swr. VRDN
Ser. B-4, XLCA, 3.8s, 2/1/42	VMIG1	$1,200,000	$1,200,000
Ser. B-7, XLCA, 3.76s, 2/1/42	VMIG1	700,000	700,000
			1,900,000

Colorado (1.6%)
U. of CO. Hosp. Auth. VRDN, Ser. B, 3.74s, 11/15/35
(Citibank, N.A. (LOC))	VMIG1	1,250,000	1,250,000

Connecticut (1.6%)
CT State Special Tax Oblig. VRDN (Trans.
Infrastructure), Ser. 1, FGIC, 3.73s, 9/1/20	VMIG1	1,200,000	1,200,000

Florida (3.1%)
Highlands Cnty., Hlth. Fac. Auth. VRDN (Adventist
Hlth.), Ser. A, 3.8s, 11/15/32 (SunTrust Bank (LOC))	VMIG1	400,000	400,000
Seminole Cnty., Indl. Dev. Auth. Hlth. Care Fac. VRDN
(Hospice of the Comforter), 3.77s, 12/1/25 (Fifth
Third Bank (LOC))	A-1+	2,000,000	2,000,000
			2,400,000

Georgia (3.9%)
Metro. of Atlanta, Rapid Transit Auth. Commercial
Paper Ser. 04-B, 3.65s, 8/10/07 (Dexia Credit Local
(LOC))	A-1+	3,000,000	3,000,000

Idaho (0.5%)
ID Hlth. Fac. Auth. VRDN (St. Lukes Med. Ctr.), FSA,
3.9s, 7/1/30	VMIG1	375,000	375,000

Illinois (7.2%)
IL Dev. Fin. Auth. VRDN (North Shore Country Day),
3.76s, 7/1/33 (Northern Trust Co. (LOC))	VMIG1	1,000,000	1,000,000
IL Fin. Auth. VRDN
(Lawrence Hall Youth Svcs.), 3.77s, 11/1/41 (Fifth
Third Bank (LOC))	VMIG1	1,500,000	1,500,000
(Saint Xavier U.), 3 3/4s, 10/1/40 (LaSalle Bank, N.A.
(LOC))	A-1	2,000,000	2,000,000
IL State VRDN, Ser. B, 3.73s, 10/1/33	VMIG1	1,000,000	1,000,000
			5,500,000

Indiana (5.2%)
IN Dev. Fin. Auth. VRDN (IN Museum of Art), 3.78s,
2/1/39 (Bank One, N.A. (LOC))	VMIG1	1,000,000	1,000,000
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 3.96s, 10/1/32 (U.S. Bank, N.A. (LOC))	A-1+	2,000,000	2,000,000
IN Muni. Pwr. Agcy. Supply Syst. VRDN, Ser. A, 3 3/4s,
1/1/18 (Dexia Credit Local (LOC))	VMIG1	1,000,000	1,000,000
			4,000,000

Kansas (1.8%)
KS State Dev. Fin. Auth. Hlth. Fac. VRDN (Deaconess
Long Term Care), Ser. C, 3.73s, 5/15/30 (JPMorgan
Chase Bank (LOC))	VMIG1	1,400,000	1,400,000

Kentucky (1.8%)
Boyle Cnty., Hosp. VRDN (Ephraim McDowell Hlth.),
3.74s, 4/1/36 (Fifth Third Bank (LOC))	VMIG1	1,400,000	1,400,000

Maine (3.6%)
ME State Hsg. Auth. VRDN, Ser. E-1, AMBAC, 3.76s,
11/15/30	VMIG1	2,770,000	2,770,000

Massachusetts (3.9%)
MA Hlth. & Ed. Fac. Auth. Commercial Paper (Harvard
U.), Ser. EE, 3.62s, 9/12/07	A-1+	1,500,000	1,500,000
MA Wtr. Res. Auth. Commercial Paper Ser. 99, 3.73s,

10/11/07 (State Street Bank & Trust Co. (LOC))	A-1+	1,500,000	1,500,000
			3,000,000

Michigan (3.1%)
MI Muni. Board Auth. Rev. Bonds, Ser. B-2, 4 1/2s,
8/20/07 (Bank of Nova Scotia (LOC))	SP-1+	1,000,000	1,001,124
MI State Hosp. Fin. Auth. VRDN (Hlth. Care Equip.
Loan), Ser. C, 3.77s, 12/1/32 (Fifth Third Bank (LOC))	A-1+	1,400,000	1,400,000
			2,401,124

Minnesota (2.6%)
Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist.
VRDN (Hlth. Ctr.), 3.8s, 8/1/14 (Wells Fargo
Bank, N.A. (LOC))	A-1+	2,000,000	2,000,000

Mississippi (1.1%)
Jackson Cnty., Poll. Control VRDN (Chevron USA, Inc.),
3.8s, 6/1/23	VMIG1	800,000	800,000

Missouri (4.3%)
MO State Hlth. & Edl. Fac. Auth. VRDN
(Cox Hlth. Syst.), AMBAC, 3.9s, 6/1/22	VMIG1	1,800,000	1,800,000
(Deaconess Long-term Care), Ser. B, 3.73s, 5/15/30
(JPMorgan Chase Bank (LOC))	VMIG1	1,500,000	1,500,000
			3,300,000

Montana (2.6%)
MT Hlth. Fac. Auth. VRDN (Hlth. Care Pooled Loan),
Ser. A, FGIC, 3 3/4s, 12/1/15	VMIG1	1,970,000	1,970,000

Nebraska (0.8%)
NE Edl. Fin. Auth. VRDN (Creighton U.), Ser. C, FGIC,
3.92s, 7/1/35	VMIG1	600,000	600,000

New Mexico (0.3%)
NM State Hosp. Equip. Loan Council VRDN (Presbyterian
Hlth. Care), Ser. B, FSA, 3.72s, 8/1/30	VMIG1	225,000	225,000

North Carolina (2.6%)
NC Cap. Fac. Commercical Paper (Duke U.), Ser. A1/A2,
3.72s, 10/1/07	A-1+	2,000,000	2,000,000

Ohio (6.1%)
Cuyahoga Cnty., Hosp. VRDN (Metro Hlth. Syst.),
3 3/4s, 2/1/35 (National City Bank (LOC))	VMIG1	2,000,000	2,000,000
OH State Air Quality Dev. Auth. VRDN (Poll. Control-
First Energy), Ser. B, 3.78s, 1/1/34 (Barclays Bank
PLC (LOC))	VMIG1	650,000	650,000
OH State Higher Edl. Fac. VRDN (Cleveland Inst.
Music), 3 3/4s, 5/1/30 (National City Bank (LOC))	VMIG1	2,000,000	2,000,000
			4,650,000

Oklahoma (0.3%)
OK State Cap. Impt. State Facs. Auth. VRDN (Higher
Ed.), Ser. D-2, CIFG, 3.9s, 7/1/32	VMIG1	200,000	200,000

Pennsylvania (16.1%)
Allegheny Cnty., Hosp. Dev. Auth. VRDN (Hlth. Ctr.
Presbyterian), Ser. D, MBIA, 3.8s, 3/1/20	VMIG1	2,300,000	2,300,000
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy), Ser. A, 3.77s, 1/1/35 (Barclays Bank
PLC (LOC))	VMIG1	1,500,000	1,500,000
Dauphin Cnty., Gen. Auth. VRDN (School Dist. Pooled
Fin. Project II), AMBAC, 3.76s, 9/1/32	VMIG1	3,520,000	3,520,000
Montgomery Cnty., Indl. Dev. Auth. Commercial Paper
(Exelon), Ser. 94-A, 3.73s, 10/10/07 (BNP Paribas
(LOC))	A-1+	2,000,000	2,000,000
Philadelphia, Hosp. & Higher Ed. Fac. Auth. VRDN
(Temple U. Hlth.), Ser. A, 3 3/4s, 7/1/27 (Wachovia
Bank, N.A. (LOC))	VMIG1	3,000,000	3,000,000
			12,320,000

Tennessee (1.3%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl.
Fac. Board VRDN (Ensworth School), 3.74s, 12/1/27
(SunTrust Bank (LOC))	VMIG1	1,000,000	1,000,000

Texas (4.5%)
Denton Indpt. School Dist., VRDN, Ser. 05-A, 3.76s,
8/1/35	A-1+	2,000,000	2,000,000
North TX Thruway Syst. VRDN (North Dallas), Ser. C,
FGIC, 3.77s, 1/1/25	VMIG1	1,420,000	1,420,000
			3,420,000

Utah (2.6%)
Intermountain Pwr. Agcy. VRDN (UT State Pwr. Supply),
Ser. B, FGIC, 3 3/4s, 7/1/23	VMIG1	2,000,000	2,000,000

Virginia (1.7%)
Clarke Cnty., Indl. Dev. Auth. Hosp. Facs. VRDN
(Winchester Med. Ctr., Inc.), FSA, 3.73s, 1/1/30	VMIG1	1,300,000	1,300,000

Washington (6.5%)
WA State Higher Ed. Fac. Auth. Rev. Bonds (U. of Puget
Sound), Ser. A, 5s, 10/1/30 (Bank of America, N.A.
(LOC))	VMIG1	1,250,000	1,264,140
WA State Hlth. Care Fac. Auth. Lease VRDN (National
Hlth. Care Research & Ed.), 3.8s, 1/1/32 (BNP Paribas
(LOC))	VMIG1	2,700,000	2,700,000
WA State Hsg. Fin. Comm. VRDN (Northwest School),
3 3/4s, 6/1/32 (Bank of America, N.A. (LOC))	VMIG1	1,000,000	1,000,000
			4,964,140

Wisconsin (1.6%)
WI State Hlth. & Edl. Fac. Auth. VRDN (Wheaton
Franciscan Svcs.), Ser. B, 3.74s, 8/15/33 (U.S.
Bank, N.A. (LOC))	VMIG1	1,200,000	1,200,000

Wyoming (4.4%)
Gillette, Poll. Control VRDN (PACIFICORP), 3.76s,
1/1/18 (Barclays Bank PLC (LOC))	VMIG1	3,400,000	3,400,000

TOTAL INVESTMENTS

Total investments (cost $75,945,264)(b)			$75,945,264

NOTES

(a) Percentages indicated are based on net assets of $76,526,707.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

The rates shown on Variable Rate Demand Notes (VRDN) are the current interest rates at June 30, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector group concentrations greater than 10% at June 30, 2007 (as a percentage of net assets):

Financial	43.0%
Health care	14.6
Utilities & power	11.6

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007